Lease	12 Months Ended
Jun. 30, 2022
Operating Leases of Lessee Disclosures [Abstract]
LEASE
13.	LEASE

Supplemental balance sheet information related to the operating lease was as follows:

	As of June 30,
	2022	2021
Right-of-use assets	$461,399	$194,747

Operating lease liabilities - current	$208,926	$98,427
Operating lease liabilities - non-current	250,178	104,755
Total operating lease liabilities	$459,104	$203,182

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2022 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	2.15
Weighted average discount rate	6.92%

During the years ended June 30, 2020, 2021, and 2022, the Company incurred total operating lease expenses of $89,977, $107,139, and $84,552, respectively.

As of June 30, 2022, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended June 30 were:

2023	$343,008
2024	170,699
Thereafter	102,728
Total lease payments	616,435
Less: imputed interest	(157,331)
Present value of lease liabilities	$459,104